19 Borrowings (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 28, 2017
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
Disclosure of detailed information about borrowings [line items]
Maturity terms		Over periods through to 2024.
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member] | Spanish Government Reindustrialization Programme [Member]
Disclosure of detailed information about borrowings [line items]
Government grants	£ 6,600
Maturity terms	Over periods through to 2029.
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member] | Spanish Government Reindustrialization Programme [Member] | Cash-Backed Guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Government grants	£ 2,900
Midcap Financial Trust [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants granted		12,394
Exercise price of warrants granted		£ 8.40
Secured Loan Agreement [Member] | Midcap Financial Trust [Member]
Disclosure of detailed information about borrowings [line items]
Total drawn facility		£ 15,000
Description of interest rate		Annual rate of LIBOR plus 7.5% subject to a LIBOR floor of 1.25%.
Drawn facility under bank laon			£ 7,000